Business Overview, Going Concern and Summary of Accounting Policies (Detail)			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 28, 2016 Employees	Sep. 28, 2015 shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Sep. 27, 2015 shares	Dec. 31, 2014 USD ($)	Mar. 09, 2013 USD ($)	Feb. 04, 2013 USD ($)
Cash and cash equivalents			$ 3,444,952	$ 2,822,677	$ 9,955,449	$ 3,444,952	$ 12,583,764		$ 9,906,373
Total current liabilities			1,160,488	818,315		1,160,488	4,801,436
Accumulated deficit			$ (161,319,600)	$ (162,245,872)		$ (161,319,600)	$ (153,339,486)
Percentage of work force reduction	90.00%
Number of employees before work force reduection | Employees	20
Stock split ratio		0.125
Stock split ratio description		One-for-eight
Common stock, shares outstanding | shares		6,800,000	7,141,054	7,657,332		7,141,054	6,982,909	54,300,000
Deferred revenue										$ 3,000,000
Option revenue			$ 3,000,000	$ 0	726,291	$ 2,905,165	$ 2,556,329
Net deferred tax asset			0			0
Research and development				$ 206,024	$ 1,829,062	$ 6,497,531	$ 10,039,496
Employee Stock Option [Member]
Vesting period						4 years
Up-front Payment Arrangement [Member]
Deferred revenue											$ 5,000,000
HONG KONG
Cash and cash equivalents			$ 9,875			$ 9,875